Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Our Pay Versus Performance disclosure has been prepared in accordance with Item 402(v) of
Regulation S-K.
The “Compensation Actually Paid” (“CAP”) values shown in the required table below are calculated in accordance with SEC rules and do not reflect the actual amount of compensation realized during the applicable year by our Principal Executive Officer (“PEO”) and our other
Non-PEO
Named Executive Officers (“Other NEOs”) or how we evaluate compensation decisions in light of Company or individual performance. For information on our executive compensation objectives, philosophy and design, please refer to our Compensation Discussion and Analysis beginning on page 43.
Pay Versus Performance Table
The following tables and related disclosures provide information about the total compensation of our PEO and our Other NEOs as presented in the Summary Compensation Table on pages 69-70, the “CAP” to our PEO and our Other NEOs, as calculated in accordance with SEC rules, certain financial performance measures, and the relationship of the CAP to those financial performance measures.

Year (a)	Summary Compensation Total for PEO ($) (b) (1)	Compensation Actually Paid to PEO ($) (c) (3)	Average Summary Compensation Table Total For Other NEOs ($) (d) (2)	Average Compensation Actually Paid to Other NEOs ($) (e) (3)	Value of Initial Fixed $100 Investment Based on:		Net Income (in $M) ($) (h) (6)	ROE (%) (i) (7)
					Total Shareholder Return ($) (f) (4)	Peer Group Total Shareholder Return ($) (g) (5)

2024	17,371,233	22,119,507	6,604,224	8,301,962	210.70	181.84	1,756	23.60

2023	16,813,566	16,025,122	6,491,350	6,209,186	165.66	144.66	1,381	20.50

2022	16,706,862	22,607,003	6,358,409	8,465,219	165.25	135.10	1,381	20.80

2021	14,147,305	18,033,553	5,466,938	6,846,425	123.39	116.45	1,022	16.20

2020	9,982,728	9,120,114	4,039,710	3,714,259	96.86	101.07	531	8.70

(1)
This column reflects the amounts reported in the “Total” column of the Summary Compensation Table for our PEO, Mr. Rob Berkley, for each of the years presented, which include amounts representing (i) the maximum potential values of the performance-based RSU awards, and (ii) amounts contingently earned during 2024 from LTIP awards granted prior to 2025.

(2)
This column reflects the average of the respective amounts reported in the “Total” column of the Summary Compensation Table for our Other NEOs, Messrs. Wm. Berkley, Baio, Shiel and Welt in 2024 and Messrs. Wm. Berkley, Baio, Shiel and Ms. Sgaglione in years 2020 to 2023, which include amounts representing (i) the maximum potential values of the performance-based RSU awards, and (ii) amounts contingently earned during 2024 from LTIP awards granted prior to 2025.

(3)
“Compensation Actually Paid” and “Average Compensation Actually Paid” as set forth in the respective columns is calculated in accordance with rules prescribed by the SEC and does not reflect the actual amounts realized or that may be realized by the PEO or the Other NEOs, as applicable. The amounts set forth may be more or less than the amount actually realized by the PEO or the Other NEOs based upon, among other things, whether the Company achieves certain performance goals with respect to performance-based RSUs and LTIP awards and the value of our common stock underlying mandatorily deferred performance-based RSUs. Furthermore, all of the stock awards included in the above table are performance-based RSUs. Performance-based RSUs are earned over a five-year period. In addition, the issuance of vested shares underlying performance-based RSUs are mandatorily deferred until separation from service
(except for shares withheld to pay certain taxes). To promote long-term alignment with our stockholders, our executives have no ability to monetize their vested shares prior to their separation from the Company
. Accordingly, the potential value of the mandatorily deferred RSUs that the executive realizes remains at risk to a decline in the value of the Company’s stock.

The amounts deducted or added in calculating the equity award adjustments required under the rules prescribed by the SEC are as set forth in the following table. For the periods covered, no individual awards were granted and vested in the same year, no individual awards were forfeited, and no dividends or other earnings were paid on unvested awards. The Company does not have any pension benefits.

	2024

	PEO ($)	Average Other NEOs ($)

Total Compensation as reported in Summary Compensation Table (SCT Total)	17,371,233	6,604,224

Adjustments for stock awards

(Deduct): Aggregate value for stock awards included in SCT Total for the covered fiscal year	-3,850,044	-1,265,003

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end

Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	3,901,411	1,281,881

Add: Fair value at year end of awards granted during the covered fiscal year that vested during the covered fiscal year end	3,420,008	1,222,688

Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	—	—

(Deduct): Fair value of awards granted in any prior fiscal year that failed to vest during the covered fiscal year	1,276,899	458,172

Total Adjustments	4,748,274	1,697,738

Compensation Actually Paid (CAP)	22,119,507	8,301,962

(4)
Assumes $100 invested in our common stock on December 31, 2019, the last trading day before the start of 2020, through the last trading day for the applicable year in the table, including reinvestment of dividends.

(5)
Assumes $100 invested in the peer group identified on page 54, on December 31, 2019, the last trading day before the start of 2020, through the last trading day for the applicable year in the table, including reinvestment of dividends. The peer group remained constant from 2020-2024, except that in 2021, the Compensation Committee removed The Progressive Corporation from the peer group and added The Allstate Corporation and Kemper Corporation, in 2022 removed Alleghany Corporation after it was acquired on October 19, 2022 and in 2024 added American International Group, Inc.. The peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

(6)	Net income as reported for each year in the Company’s Annual Report on Form 10-K.
(7)
ROE (which represents net income expressed as a percentage of beginning of year common stockholders’ equity) was determined to be the most important financial performance measure for 2024 and therefore was selected as the 2024 “Company-Selected Measure.”

Company Selected Measure Name	ROE
Named Executive Officers, Footnote	This column reflects the average of the respective amounts reported in the “Total” column of the Summary Compensation Table for our Other NEOs, Messrs. Wm. Berkley, Baio, Shiel and Welt in 2024 and Messrs. Wm. Berkley, Baio, Shiel and Ms. Sgaglione in years 2020 to 2023, which include amounts representing (i) the maximum potential values of the performance-based RSU awards, and (ii) amounts contingently earned during 2024 from LTIP awards granted prior to 2025.
Peer Group Issuers, Footnote	Assumes $100 invested in the peer group identified on page 54, on December 31, 2019, the last trading day before the start of 2020, through the last trading day for the applicable year in the table, including reinvestment of dividends. The peer group remained constant from 2020-2024, except that in 2021, the Compensation Committee removed The Progressive Corporation from the peer group and added The Allstate Corporation and Kemper Corporation, in 2022 removed Alleghany Corporation after it was acquired on October 19, 2022 and in 2024 added American International Group, Inc.. The peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 17,371,233	$ 16,813,566	$ 16,706,862	$ 14,147,305	$ 9,982,728
PEO Actually Paid Compensation Amount	$ 22,119,507	16,025,122	22,607,003	18,033,553	9,120,114
Adjustment To PEO Compensation, Footnote

The amounts deducted or added in calculating the equity award adjustments required under the rules prescribed by the SEC are as set forth in the following table. For the periods covered, no individual awards were granted and vested in the same year, no individual awards were forfeited, and no dividends or other earnings were paid on unvested awards. The Company does not have any pension benefits.

	2024

	PEO ($)	Average Other NEOs ($)

Total Compensation as reported in Summary Compensation Table (SCT Total)	17,371,233	6,604,224

Adjustments for stock awards

(Deduct): Aggregate value for stock awards included in SCT Total for the covered fiscal year	-3,850,044	-1,265,003

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end

Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	3,901,411	1,281,881

Add: Fair value at year end of awards granted during the covered fiscal year that vested during the covered fiscal year end	3,420,008	1,222,688

Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	—	—

(Deduct): Fair value of awards granted in any prior fiscal year that failed to vest during the covered fiscal year	1,276,899	458,172

Total Adjustments	4,748,274	1,697,738

Compensation Actually Paid (CAP)	22,119,507	8,301,962

Non-PEO NEO Average Total Compensation Amount	$ 6,604,224	6,491,350	6,358,409	5,466,938	4,039,710
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,301,962	6,209,186	8,465,219	6,846,425	3,714,259
Adjustment to Non-PEO NEO Compensation Footnote

The amounts deducted or added in calculating the equity award adjustments required under the rules prescribed by the SEC are as set forth in the following table. For the periods covered, no individual awards were granted and vested in the same year, no individual awards were forfeited, and no dividends or other earnings were paid on unvested awards. The Company does not have any pension benefits.

	2024

	PEO ($)	Average Other NEOs ($)

Total Compensation as reported in Summary Compensation Table (SCT Total)	17,371,233	6,604,224

Adjustments for stock awards

(Deduct): Aggregate value for stock awards included in SCT Total for the covered fiscal year	-3,850,044	-1,265,003

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end

Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	3,901,411	1,281,881

Add: Fair value at year end of awards granted during the covered fiscal year that vested during the covered fiscal year end	3,420,008	1,222,688

Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	—	—

(Deduct): Fair value of awards granted in any prior fiscal year that failed to vest during the covered fiscal year	1,276,899	458,172

Total Adjustments	4,748,274	1,697,738

Compensation Actually Paid (CAP)	22,119,507	8,301,962

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and Total Stockholder Return (“TSR”)
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Other NEOs, and the Company’s TSR over the five most recently completed fiscal years. During this period, CAP has been closely aligned with TSR.

Compensation Actually Paid vs. Net Income
Relationship Between CAP and Net Income
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Other NEOs, and the Company’s net income to common stockholders over the five most recently completed fiscal years. During this period, CAP has been closely aligned with net income.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CAP and Return on Beginning Stockholders’ Equity (“ROE”)
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Other NEOs, and the Company’s ROE over the five most recently completed fiscal years. During this period, CAP has been closely aligned with ROE.

Total Shareholder Return Vs Peer Group
Relationship Between CAP and Total Stockholder Return (“TSR”)
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Other NEOs, and the Company’s TSR over the five most recently completed fiscal years. During this period, CAP has been closely aligned with TSR.

Tabular List, Table
Most Important Performance Measures
As described in detail in the Compensation Discussion and Analysis on pages 44-65, the Company’s executive compensation program is based on a pay-for
performance philosophy. While the Compensation Committee evaluates the Company’s performance across a number of measures, the primary performance measure considered for the Annual Cash Incentive Plan and performance-based RSUs is ROE, as it provides the most complete picture of the Company’s performance in a given year and across time periods, and is well aligned with stockholder interests. The performance measure for current outstanding LTIP awards is the average annual increase in book value per share, as adjusted, during a five-year performance period.
The following table lists the two financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP to Company performance for 2024.

ROE

Growth in Book Value Per Share, as adjusted

Total Shareholder Return Amount	$ 210.7	165.66	165.25	123.39	96.86
Peer Group Total Shareholder Return Amount	181.84	144.66	135.1	116.45	101.07
Net Income (Loss)	$ 1,756,000,000	$ 1,381,000,000	$ 1,381,000,000	$ 1,022,000,000	$ 531,000,000
Company Selected Measure Amount	0.236	0.205	0.208	0.162	0.087
PEO Name	Mr. Rob Berkley
Measure:: 1
Pay vs Performance Disclosure
Name	ROE
Non-GAAP Measure Description	ROE (which represents net income expressed as a percentage of beginning of year common stockholders’ equity) was determined to be the most important financial performance measure for 2024 and therefore was selected as the 2024 “Company-Selected Measure.”
Measure:: 2
Pay vs Performance Disclosure
Name	Growth in Book Value Per Share, as adjusted
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,748,274
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,850,044)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,901,411
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,420,008
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,276,899
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,697,738
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,265,003)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,281,881
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,222,688
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 458,172